Property, Plant and Equipment and Intangible Assets, Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment and Intangible Assets [Abstract]
Estimated useful lives	20 years
Intangible Assets, net [Roll Forward]
Beginning of period	$ 591.9	$ 653.4
Additions from acquisition	1,354.9	0.0
Amortization	(136.7)	(61.5)	$ (27.4)
Intangible assets, net	1,810.1	$ 591.9	$ 653.4
Estimated amortization expense for intangible assets [Abstract]
2016	156.2
2017	149.4
2018	135.7
2019	124.7
2020	$ 112.5
Weighted average amortization period, intangible assets	18 years 6 months